LEASE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at January 1, 2020	$136,073
Leases acquired in the Acquisition	87,203
Interest expense	18,290
Lease Payments	(83,442)
Balance at December 31, 2020	$158,124
Addition	166,671
Historical correction	22,043
Interest expense	16,993
Lease payments	(92,891)
Lease removal	(7,645)
Balance at September 30, 2021	263,295

Which consists of:
Current lease liability	$98,114
Non-current lease liability	165,181
Balance at September 30, 2021	$263,295